Average Annual Total Returns		12 Months Ended	60 Months Ended	107 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.51%	15.71%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.41%	5.27%	5.64%
Performance Inception Date				Jan. 21, 2016
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.41%	4.26%	4.44%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.34%	3.83%	4.06%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.58%	6.32%	6.49%
Performance Inception Date				Jan. 21, 2016
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.56%	5.24%	5.10%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.70%	4.68%	4.70%

[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses for investing in the individual securities that they track, and individuals cannot invest directly in any index.